Supplement dated March 14, 1997 to Statements of Additional
               Information dated as indicated for:

        PUTNAM ASSET ALLOCATION FUND: BALANCED PORTFOLIO
                     dated January 30, 1997
       PUTNAM ASSET ALLOCATION FUND: CONSERVATIVE PORTFOLIO
                     dated January 30, 1997
          PUTNAM ASSET ALLOCATION FUND: GROWTH PORTFOLIO
                     dated January 30, 1997
                 PUTNAM DIVERSIFIED INCOME TRUST
                     dated January 30, 1997
              THE PUTNAM FUND FOR GROWTH AND INCOME
                     dated February 28, 1997
                THE GEORGE PUTNAM FUND OF BOSTON
                     dated November 30, 1996
                    PUTNAM GLOBAL GROWTH FUND
                     dated February 28, 1997
                        PUTNAM INCOME FUND
                     dated February 28, 1997
                PUTNAM INTERNATIONAL GROWTH FUND
                     dated October 30, 1996
                     PUTNAM MONEY MARKET FUND
                     dated January 30, 1997
                  PUTNAM NEW OPPORTUNITIES FUND
                     dated October 30, 1996
                 PUTNAM OTC & EMERGING GROWTH FUND
                     dated December 16, 1996
               PUTNAM U.S. GOVERNMENT INCOME TRUST
                     dated January 30, 1997
                        PUTNAM VISTA FUND
                     dated November 30, 1996
                       PUTNAM VOYAGER FUND
                     dated November 30, 1996
                     PUTNAM VOYAGER FUND II
                       dated May 1, 1996,
                  as revised November 18, 1996



The section entitled "Investment Performance" is supplemented by the following:

INVESTMENT PERFORMANCE
Standard performance measures

Putnam Asset Allocation Fund: Balanced Portfolio


                          Class A   Class B  Class C  Class M  Class Y
Inception date:           2/7/94    2/11/94  9/1/94   2/6/95   7/5/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    10.80%    11.73%   15.67%   12.90%   17.86%
Life of fund              10.92%    11.56%   12.36%   11.58%   13.46%

Yield
(period ended 12/31/96)
  30-day Yield             2.51%     1.88%    1.88%    2.07%    2.92%


Putnam Asset Allocation Fund: Conservative Porfolio


                          Class A   Class B  Class C  Class M  Class Y
Inception date:           2/7/94    2/18/94  9/1/94   2/7/95   7/14/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    4.83%     5.43%    9.44%    6.81%    11.55%
Life of fund              7.36%     7.89%    8.85%    7.89%     9.85%

Yield
(period ended 12/31/96)
  30-day Yield            2.95%     2.34%    2.34%    2.58%     3.39%





Putnam Asset Allocation Fund: Growth Portfolio


                          Class A   Class B  Class C  Class M  Class Y
Inception date:           2/8/94    2/16/94  9/1/94   2/3/95   7/14/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    11.78%    12.72%   16.59%   13.79%   18.86%
Life of fund              12.05%    12.77%   13.52%   12.56%   14.67%

Yield
(period ended 12/31/96)
  30-day Yield             1.41%     0.73%    0.72%    0.92%    1.76%



Putnam Diversified Income Trust


                          Class A   Class B  Class M  Class Y
Inception date:           10/3/88   3/1/93   12/1/94  7/1/96

Annualized total return:
(for periods ended
12/31/96)

1 year                    3.70%     3.06%    5.03%     8.98%
5 years                   8.64%     8.78%    8.85%     9.73%
Life of fund              9.47%     9.73%    9.59%    10.13%

Yield
(period ended 12/31/96)
30-day Yield              6.85%     6.39%    6.65%     7.46%









The Putnam Fund for Growth and Income


                          Class A   Class B  Class M  Class Y
Inception date:           11/16/57  4/27/92  5/1/95   6/15/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    14.79%    15.82%   16.86%   22.07%
5 years                   14.86%    15.17%   15.20%   16.37%
10 years                  13.79%    14.06%   13.96%   14.54%

Yield
(period ended 12/31/96)
30-day Yield               2.17%     1.50%    1.71%    2.57%



The George Putnam Fund of Boston


                          Class A   Class B  Class M  Class Y
Inception date:           11/5/37   4/27/92  12/1/94  4/1/94

Annualized total return:
(for periods ended
12/31/96)

1 year                     9.54%    10.42%   11.58%   16.52%
5 years                   11.20%    11.52%   11.47%   12.70%
10 years                  11.52%    11.80%   11.65%   12.26%

Yield
(period ended 12/31/96)
30-day Yield               3.08%     2.47%    2.64%    3.53%

Putnam Global Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           9/1/67    4/27/92  3/1/95   6/15/94

Annualized total return:
(for periods ended
12/31/96)

1 year                     9.91%    10.75%   11.92%   17.02%
5 years                   10.57%    10.82%   10.89%   12.22%
10 years                   9.94%    10.19%   10.10%   10.76%





Putnam Income Fund


                          Class A   Class B  Class M  Class Y
Inception date:           11/1/54   3/1/93   12/1/94  6/16/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    -0.90%    -1.55%   0.52%    4.24%
5 years                    7.12%     7.25%   7.32%    8.29%
10 years                   8.19%     8.40%   8.29%    8.78%

Yield
(period ended 12/31/96)
30-day Yield               5.47%     4.94%   5.26%    6.02%

Putnam International Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           2/28/91   6/1/94   12/1/94  10/31/96

Annualized total return:
(for periods ended
12/31/96)

1 year                     9.45%    10.21%   11.47%   16.43%
5 years                   11.61%    12.24%   11.95%   12.99%
Life of fund              10.40%    11.06%   10.71%   11.58%




Putnam Money Market Fund


                          Class A   Class B  Class M
Inception date:           10/1/76   4/27/92  12/8/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    5.10%     4.58%    4.94%
5 years                   4.02%     3.52%    3.96%
10 years                  5.54%     5.28%    5.50%

Yield
(period ended 12/31/96)
7-day yield               5.09%     4.59%    4.94%
Effective yield           5.22%     4.70%    5.07%


Putnam New Opportunities Fund


                          Class A   Class B  Class M  Class Y
Inception date:           8/31/90   3/1/93   12/1/94  7/19/94

Annualized total return:
(for periods ended
12/31/96)

1 year                     4.47%     5.03%    6.44%   11.14%
5 years                   21.34%    21.94%   21.67%   22.94%
Life of fund              28.42%    29.06%   28.69%   29.78%




Putnam OTC & Emerging Growth Fund


                          Class A   Class B  Class M  Class Y
Inception date:           11/1/82   7/15/93  12/2/94  7/12/96

Annualized total return:
(for periods ended
12/31/96)

1 year                    -1.43%    -0.92%    0.47%    4.88%
5 years                   18.53%    19.13%   18.82%   19.99%
10 years                  16.64%    17.03%   16.80%   17.37%


Putnam U.S. Government Income Trust


                          Class A   Class B  Class M  Class Y
Inception date:           2/8/84    4/27/92  2/6/95   4/11/94

Annualized total return:
(for periods ended
12/31/96)

1 year                    -1.08%    -1.77%   0.28%    3.99%
5 years                    4.78%     4.76%   5.03%    5.95%
10 years                   7.02%     7.16%   7.15%    7.61%

Yield
(period ended 12/31/96)
30-day Yield               5.83%     5.34%   5.68%    6.44%



Putnam Vista Fund


                          Class A   Class B  Class M  Class Y
Inception date:           6/3/68    3/1/93   12/8/94  3/28/95

Annualized total return:
(for periods ended
12/31/96)

1 year                    15.26%    16.62%   17.65%   22.86%
5 years                   16.44%    16.96%   16.78%   17.96%
10 years                  15.24%    15.60%   15.41%   16.00%


Putnam Voyager Fund


                          Class A   Class B  Class M  Class Y
Inception date:           4/1/69    4/27/92  12/1/94  4/1/94

Annualized total return:
(for periods ended
12/31/96)

1 year                     6.32%     6.95%    8.28%   13.12%
5 years                   14.23%    14.50%   14.52%   15.77%
10 years                  16.83%    17.09%   16.98%   17.62%




Putnam Voyager Fund II


                          Class A   Class B  Class M
Inception date:           4/14/93   10/2/95  10/2/95

Annualized total return:
(for periods ended
12/31/96)

1 year                     1.51%     1.89%    3.42%
Life of fund              18.50%    19.60%   19.07%



Returns for class A and M shares reflect the current maximum initial sales charges of 5.75% (4.75% for Putnam Diversified Income Trust, Putnam Income Fund and Putnam U.S. Government Income Trust and zero for Putnam Money Market Fund) for class A shares and 3.50% (3.25% for Putnam Diversified Income Trust, Putnam Income Fund and Putnam U.S. Government Income Trust and zero for Putnam Money Market Fund) for class M shares.

One-, five- and ten-year and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge ("CDSC"), which is 5% in the first year, declining to 2% after five years, and is eliminated after the sixth year. Class Y shares are offered without an initial sales charge or CDSC.

Returns shown for class B, M and Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge or CDSC currently applicable to each class. These returns have not been adjusted to reflect differences in operating expenses which, for class B and class M shares, are higher than, and, for class Y shares, are lower than, the operating expenses applicable to class A shares. The funds' operating expenses include 12b-1 fees, which vary among the classes as follows (expressed as a percentage of average net assets): class A shares, 0.25% (0% for Putnam Money Market Fund); class B shares, 1.00% (0.50% for Putnam Money Market Fund); and class M shares, 0.75% (0.50% for Putnam Diversified Income Trust, Putnam Income Fund, Putnam U.S. Government Income Trust and 0.15% for Putnam Money Market Fund). Class Y shares are not subject to any 12b-1 fees. All other things being equal, returns for class B and class M shares would have been reduced by the amount of such higher expenses, compounded over the relevant period.

For class C shares of the Asset Allocation Funds, returns shown for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the CDSC currently applicable to class C shares, which is 1% for the first year, and is eliminated thereafter. These returns have not been adjusted to reflect differences in operating expenses which are higher than the operating expenses applicable to class A shares. The funds' operating expenses include 12b-1 fees of 1.00% of average net assets for class C shares. All other things being equal, returns for class C shares would have been reduced by the amount of such higher expenses, compounded over the relevant period.

Returns shown for all funds have not been adjusted to reflect payments under the relevant class's distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


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